Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 5,059	$ 57
Other prepaid expenses	2,159	1,134
Prepaid expenses		1,191	$ 734
Operating lease right-of-use assets		0	230
Receivable—Privateer Management (see also Note 13)		0	263
Other current assets	100	156	381
Prepaid expenses and other current assets	$ 7,318	$ 1,347	$ 1,608